Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Prepayments of services	[1]	¥ 6,482,998		¥ 1,042,259
Deductible input value-added tax		2,522,654		3,316,438
Security deposits for leases	[2]	1,100,000
Rent receivable		986,132		333,333
Receivables of over-paid income tax		890,222		892,119
Others		321,873		262,581
Total		¥ 12,303,879	$ 1,759,431	¥ 5,846,730

[1]	Prepayments of services primarily consist of financial consulting service fees related to the vocational education merger and acquisition project of RMB6.0 million. The services cover target screening, due diligence coordination, transaction document drafting, negotiation support, and post-investment management.
[2]	On July 31, 2024, the Group entered into a six-year lease agreement with Hebei Petroleum Technical College for educational use. Following the early termination of the agreement in 2025, the security deposits will be returned after the Group completes campus relocation and vacates the property by January 15, 2026. The Group has fully recovered the security deposits on 25 March 2026.